                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-377-8254
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Joseph T. Sommer              Chicago, Illinois   February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     95
                                        --------------------

Form 13F Information Table Value Total:     $2,148,210
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Name
Joseph T. Sommer
Chief Compliance Officer
Brookfield Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: JSommer@brookfieldredding.com

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------  ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                              VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------  ---------------- --------- -------- --------- ----- ------ ------------ ---------- -------  ------- ------
Alexandria Real
 Estate Equitie   COM              015271109    69018    678842 SH           Sole                     174790           504052
American
 Financial
 Realty Trus      COM              02607P305    41404   5162567 SH           Sole                    1251500          3911067
American Tower
 Corp             COM              029912201    84679   1987764 SH           Sole                     537948          1449816
Apartment
 Investment &
 Managem          COM              03748R101    58256   1677391 SH           Sole                     418951          1258440
Boston
 Properties Inc   COM              101121101    72825    793214 SH           Sole                     144880           648334
Brookfield
 Properties Corp  COM              112900105    69939   3633214 SH           Sole                    1146847          2486367
California
 Coastal
 Communities      COM              129915203     1817    309027 SH           Sole                     259327            49700
Camden Property
 Trust            COM              133131102    38012    789448 SH           Sole                     133664           655784
Cogdell Spencer
 Inc              COM              19238U107     5583    350500 SH           Sole                     293000            57500
Cohen & Steers
 Inc              COM              19247A100     4166    139000 SH           Sole                     116800            22200
DCT Industrial
 Trust Inc        COM              233153105    71884   7721116 SH           Sole                    1404100          6317016
Digital Realty
 Trust Inc        COM              253868103    89134   2323020 SH           Sole                     615566          1707454
Entertainment
 Properties Trust COM              29380T105    50627   1077174 SH           Sole                     333540           743634
Essex Property
 Trust Inc        COM              297178105    64795    664635 SH           Sole                     112258           552377
FelCor Lodging
 Trust Inc        COM              31430F101    16931   1086009 SH           Sole                     185824           900185
Forest City
 Enterprises Inc  COM              345550107    40992    922404 SH           Sole                     176504           745900
Gramercy Capital
 Corp/New York    COM              384871109    49209   2024210 SH           Sole                    1031810           992400
Home Properties
 Inc              COM              437306103    32737    729927 SH           Sole                     124570           605357
Hongkong Land
 Holdings Ltd     COM              BMG4587L1     4160    842100 SH           Sole                      54100           788000
Lennar Corp       COM              526057104    12065    674400 SH           Sole                     569400           105000
Liberty Property
 Trust            COM              531172104    56559   1963181 SH           Sole                     431052          1532129
MCG Capital Corp  COM              58047P107      576     49700 SH           Sole                                       49700
MI Developments
 Inc              COM              55304X104     7472    268100 SH           Sole                     225200            42900
Mack-Cali Realty
 Corp             COM              554489104    65863   1937133 SH           Sole                     568389          1368744
Maguire
 Properties Inc   COM              559775101     1621     55000 SH           Sole                                       55000
Nationwide
 Health
 Properties I     COM              638620104    62762   2000700 SH           Sole                     391466          1609234
Omega Healthcare
 Investors Inc    COM              681936100     7582    472405 SH           Sole                     302367           170038
Potlatch Corp     COM              737630103    36121    812800 SH           Sole                     458700           354100
Prologis          COM              743410102   106551   1681142 SH           Sole                     309125          1372017
Public Storage    COM              74460D109   103918   1415589 SH           Sole                     258350          1157239
Rayonier Inc      COM              754907103    32408    686030 SH           Sole                       4500           681530
Regency Centers
 Corp             COM              758849103    40215    623587 SH           Sole                     142127           481460
SBA
 Communications
 Corp             COM              78388J106    15401    455100 SH           Sole                     372600            82500
SL Green Realty
 Corp             COM              78440X101    88287    944645 SH           Sole                     182795           761850
Simon Property
 Group Inc        COM              828806109   174060   2003909 SH           Sole                     387944          1615965
Sunrise Senior
 Living Inc       COM              86768K106    18952    617720 SH           Sole                     518720            99000
U-Store-It Trust  COM              91274F104    15537   1696181 SH           Sole                     897600           798581
Ventas Inc        COM              92276F100    61106   1350409 SH           Sole                     231234          1119175
Vornado Realty
 Trust            COM              929042109    66131    751920 SH           Sole                     105607           646313
Weingarten
 Realty
 Investors        COM              948741103    61182   1945984 SH           Sole                     364328          1581656
iStar Financial
 Inc              COM              45031U101     7948    305100 SH           Sole                     256400            48700

   COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------  ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                              VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------  ---------------- --------- -------- --------- ----- ------ ------------ ---------- -------  ------- ------
AMB Property
 Corp                              00163T307     1102     47000 SH           Sole                      47000
BPO Properties
 Ltd              COM              CA05565B1    10060    166400 SH           Sole                     151900            14500
Boardwalk Real
 Estate Investme  COM              CA0966311    66772   1494925 SH           Sole                     362725          1132200
Loblaw Companies
 LTD              COM              CA5394811     5061    148600 SH           Sole                     127000            21600
Aspen Group       COM              AU000000A       89     43964 SH           Sole                      43964
Becton Property
 Group            COM              AU000000B      101     29906 SH           Sole                      29906
Charter Hall
 Group            COM              AU000000C      107     48935 SH           Sole                      48935
FKP Property
 Group            COM              AU000000F       93     16745 SH           Sole                      16745
Goodman Group     COM              AU000000G      341     79558 SH           Sole                      79558
Reckson New York
 Property Trus    COM              AU000000R     1537   2582866 SH           Sole                    2582866
Stockland         COM              AU000000S      337     45724 SH           Sole                      45724
Tishman Speyer
 Office Fund      COM              AU000000T    15922  11193800 SH           Sole                    9589400          1604400
Trinity Group     COM              AU000000T      157     78151 SH           Sole                      78151
Valad Property
 Group            COM              AU000000V      163    144787 SH           Sole                     144787
Westfield Group   COM              AU000000W     1186     64518 SH           Sole                      64518
Citycon Oyj       COM              FI0009002       73     13665 SH           Sole                      13665
Eurocastle
 Investment Ltd   COM              GB00B01C5    12558    513984 SH           Sole                     334184           179800
Franconofurt AG   COM              DE0006372      833     68000 SH           Sole                      56630            11370
Fraport AG
 Frankfurt
 Airport S        COM              DE0005773     7629     97100 SH           Sole                      81900            15200
Koninklijke
 Vopak NV         COM              NL0000393     5854    103429 SH           Sole                      88429            15000
ProLogis
 European
 Properties       COM              LU0100194     4240    292412 SH           Sole                     249712            42700
Unibail-Rodamco   COM              FR0000124      484      2215 SH           Sole                       2215
Vivacon AG        COM              DE0006048     8514    450709 SH           Sole                     382909            67800
Greentown China
 Holdings Ltd     COM              KYG4100M1      924    591500 SH           Sole                     591500
Hutchison
 Whampoa LTD      COM              HK0013000     7054    622000 SH           Sole                     622000
Link REIT/The     COM              HK0823032      156     72000 SH           Sole                      72000
Polytec Asset
 Holdings Ltd     COM              KYG716591     3386  11385000 SH           Sole                   10622200           762800
Swire Pacific
 Ltd              COM              HK0019000      313     22700 SH           Sole                      22700
Wheelock
 Properties Ltd   COM              HK0049009      566    510000 SH           Sole                     429700            80300
Zhong An Real
 Estate Ltd       COM              KYG9892R1       46     78000 SH           Sole                      78000
DA Office
 Investment Corp  COM              JP3046310      234        36 SH           Sole                         36
Japan Real
 Estate
 Investment C     COM              JP3027680      452        36 SH           Sole                         36
Mitsui Fudosan
 Co Ltd           COM              JP3893200      423     19400 SH           Sole                      19400
Norwegian
 Property ASA     COM              NO0010317      135     11063 SH           Sole                      11063
Allco Commercial
 Real Estate I    COM              SG1T07929    16147  25973400 SH           Sole                   22038400          3935000
Allgreen
 Properties Ltd   COM              SG1G61871     1313   1269000 SH           Sole                    1172000            97000
Ascendas India
 Trust            COM              SG1V35936       87     98000 SH           Sole                      98000
Ascott Residence
 Trust            COM              SG1T08929       78     77000 SH           Sole                      77000
CapitaCommercial
 Trust            COM              SG1P32918     8574   5059100 SH           Sole                    3319400          1739700
CapitaLand Ltd    COM              SG1J27887     2296    527100 SH           Sole                      11000           516100
CapitaMall Trust  COM              SG1M51904    13999   5825000 SH           Sole                    4157100          1667900
CapitaRetail
 China Trust      COM              SG1U25933       96     64000 SH           Sole                      64000
Keppel Land Ltd   COM              SG1R31002     9453   1869400 SH           Sole                    1000100           869300
MCL Land Ltd      COM              SG1S45002      552    353000 SH           Sole                     353000
Macquarie
 International
 Infras           COM              BMG5759W1    12239  17888000 SH           Sole                   15135300          2752700
Parkway Life
 Real Estate
 Inves            COM              SG1V52937       90    115000 SH           Sole                     115000
Wing Tai
 Holdings Ltd     COM              SG1K66001     7104   3788200 SH           Sole                    3788200

   COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------  ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                              VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
----------------  ---------------- --------- -------- --------- ----- ------ ------------ ---------- -------  ------- ------
Big Yellow Group
 PLC              COM              GB0002869      110     12691 SH           Sole                      12691
Brixton PLC       COM              GB0001430       74     12600 SH           Sole                      12600
Hammerson PLC     COM              GB0004065     1334     65533 SH           Sole                       9033            56500
Helical Bar Plc   COM              GB00B0FYM       74     11626 SH           Sole                      11626
Land Securities
 Group PLC        COM              GB0031809      339     11343 SH           Sole                      11343
Segro PLC         COM              GB00B1YFN     2500    267782 SH           Sole                                      267782
Unitech
 Corporate Parks
 PLC              COM              IM00B1HWL     6364   2823200 SH           Sole                    2823200